Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Share Capital	Share capital
	December 31, 2024		December 31, 2023
	Authorized	Outstanding	Authorized	Outstanding
Ordinary shares of NIS 1 par value	70,000,000	57,505,031	70,000,000	57,479,528

Schedule of Issued and Outstanding Share Capital	Issued and outstanding share capital:
Number of
shares

Balance as of January 1, 2023	44,832,843

Issue of shares	12,631,579
Exercise of options into share units	2,662
Vesting of restricted shares units	12,444
Balance as of December 31, 2023	57,479,528

Exercise of options into shares units	23,628
Vesting of restricted shares units	1,875
Balance as of December 31, 2024	57,505,031